Income tax and social contribution - breakdown of expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax and social contribution
Current income tax and social contribution	R$ (35,806)	R$ (23,773)	R$ (11,274)
Deferred income tax and social contribution	(9,104)	(14,087)	(5,480)
Income tax and social contribution expense	R$ (44,910)	R$ (37,860)	R$ (16,754)